Leases - Summary of Carrying Amounts of The Right-of-use Assets and Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, net of accumulated depreciation, beginning balance	$ 8,009	$ 9,348
Increase	678	491
Disposal	(59)
Lease modification		(928)
Exchange realignment	50	591
Depreciation of right-of-use assets	(1,492)	(1,493)
Ending balance	7,186	8,009
Land
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, net of accumulated depreciation, beginning balance	4,851	4,630
Exchange realignment	112	318
Depreciation of right-of-use assets	(101)	(97)
Ending balance	4,862	4,851
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets, net of accumulated depreciation, beginning balance	3,158	4,718
Increase	678	491
Disposal	(59)
Lease modification		(928)
Exchange realignment	(62)	273
Depreciation of right-of-use assets	(1,391)	(1,396)
Ending balance	$ 2,324	$ 3,158